Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Corporation and certain financial performance of the Corporation. For further information concerning the Corporation’s pay-for-performance philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary compensation table total for PEO (Jackson) [1]	Summary compensation table total for PEO (Clossin) [1]	Compensation actually paid to PEO (Jackson) [2]	Compensation actually paid to PEO (Clossin) [2]	Average summary compensation table total for non-PEO named executive officers [3]	Average compensation actually paid to non-PEO named executive officers [4]	Total shareholder return [5]	Peer group total shareholder return [6]	Net income [7]	Core Earnings per Share [8]
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$2,663,940	$-	$2,849,416	$-	$1,147,017	$1,201,293	$107.94	$122.17	$151,510	$2.34
2023	$2,263,819	$2,534,148	$2,639,457	$2,054,422	$1,131,531	$976,754	$99.22	$102.56	$159,032	$2.56
2022	$-	$3,033,062	$-	$3,523,605	$1,287,725	$1,419,787	$111.34	$110.80	$192,113	$3.04
2021	$-	$2,706,287	$-	$3,061,694	$1,035,766	$1,165,212	$101.33	$129.98	$242,260	$3.62
2020	$-	$2,162,733	$-	$2,016,979	$826,553	$745,122	$83.55	$92.90	$122,044	$1.88

1.
This is from the Summary Compensation Table for the corresponding year.
2.
This column represents the amount of “compensation actually paid” to Mr. Jackson in 2024 and 2023 and Mr. Clossin in 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jackson or Mr. Clossin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jackson’s total compensation for 2024 to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards(c)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

PEO (Jackson)
2024	$2,663,940	$(873,086)	$1,058,562	$-	$-	$2,849,416

(a)
This column represents the amount of total compensation reported for Mr. Jackson in 2024 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.
(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2024. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement.
(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2024 (the “Subject Year”). For the Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Jackson to arrive at “compensation actually paid” to Mr. Jackson for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such dated and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black Scholes valuation model. The model references the closing stock price, in addition to the stock option's strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
PEO (Jackson)
2024	$970,119	$20,843	$-	$-	$-	$67,600	$1,058,562

3.
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Jackson in 2023 and 2024 and Mr. Clossin in 2023, 2022, 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Jackson in 2023 and 2024 and Mr. Clossin in 2023, 2022, 2021 and 2020) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Weiss, Mr. Zatta, Mr. Perkins, Mr. Pietranton and Mr. Richmond, (ii) for 2023, Mr. Weiss, Mr. Zatta, Mr. Pietranton and Mr. Perkins; (iii) for 2022, Mr. Weiss, Mr. Jackson, Mr. Zatta and Mr. Pietranton; (iv) for 2021, Mr. Young, Mr. Zatta, Mr. Pietranton and Mr. Perkins; and (v) for 2020, Mr. Young, Mr. Zatta, Mr. Dargusch and Mr. Pietranton.
4.
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Jackson in 2023 and 2024 and Mr. Clossin in 2023, 2022, 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Jackson in 2023 and 2024 and Mr. Clossin in 2023, 2022, 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Jackson in 2024) for 2024 to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for non-PEO(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Reported Change in the Actuarial Present Value of Pension Benefits(d)	Pension Benefit Adjustments(e)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$1,147,017	$(381,067)	$434,612	$(1,206)	$1,937	$1,201,293

(a)
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Jackson) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2024.
(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2024. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2024.
(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2024 determined using the same methodology described above in Note 2(c). For 2024, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Jackson) to arrive at “compensation actually paid” to each NEO (excluding Mr. Jackson) for 2024, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Jackson) for 2024. The amounts added or subtracted to determine the adjusted average amount for 2024 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards

2024	$423,485	$14,565	$-	$(6,908)	$(30,908)	$34,378	$434,612

(d)
The amounts included in this column are the average amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2024 for the NEOs as a group (excluding Mr. Jackson).
(e)
This column represents the average total pension benefit adjustments for 2024, which includes the aggregate of two components: (i) the average actuarially determined service cost for services rendered by the NEOs as a group (excluding Mr. Jackson) during 2024 (the “Service Cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2024 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for 2024 are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2024	$1,988	$(51)	$1,937

5.
This column represents cumulative Corporation total shareholder return (TSR). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021, 2020-2022, 2020-2023 and 2020-2024), assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.
6.
This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Regional Banks Select Industry Index.
7.
This column represents the amount of net income in thousands reflected in the Corporation’s audited financial statements for the applicable year.
8.
The corporation selected ratio is net income per common shareholders, excluding after-tax restructuring and merger-related expenses. This is a non-GAAP measure, and is disclosed in Form 10K for the year ended December 31, 2024.

Year	2024	2023	2022	2021
Net income per common share – diluted (“EPS”)	$2.26	$2.51	$3.02	$3.53
Add: After-tax restructuring and merger-related expenses per common share - diluted (9)	0.08	0.05	0.02	0.09
Core EPS	$2.34	$2.56	$3.04	$3.62

9.
Tax effected at 21% for all periods presented.

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote	The names of each of the NEOs (excluding Mr. Jackson in 2023 and 2024 and Mr. Clossin in 2023, 2022, 2021 and 2020) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Weiss, Mr. Zatta, Mr. Perkins, Mr. Pietranton and Mr. Richmond, (ii) for 2023, Mr. Weiss, Mr. Zatta, Mr. Pietranton and Mr. Perkins; (iii) for 2022, Mr. Weiss, Mr. Jackson, Mr. Zatta and Mr. Pietranton; (iv) for 2021, Mr. Young, Mr. Zatta, Mr. Pietranton and Mr. Perkins; and (v) for 2020, Mr. Young, Mr. Zatta, Mr. Dargusch and Mr. Pietranton.
Peer Group Issuers, Footnote	S&P Regional Banks Select Industry Index
Adjustment To PEO Compensation, Footnote
2.
This column represents the amount of “compensation actually paid” to Mr. Jackson in 2024 and 2023 and Mr. Clossin in 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jackson or Mr. Clossin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jackson’s total compensation for 2024 to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards(c)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

PEO (Jackson)
2024	$2,663,940	$(873,086)	$1,058,562	$-	$-	$2,849,416

(a)
This column represents the amount of total compensation reported for Mr. Jackson in 2024 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.
(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2024. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement.
(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2024 (the “Subject Year”). For the Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Jackson to arrive at “compensation actually paid” to Mr. Jackson for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such dated and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black Scholes valuation model. The model references the closing stock price, in addition to the stock option's strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
PEO (Jackson)
2024	$970,119	$20,843	$-	$-	$-	$67,600	$1,058,562

Non-PEO NEO Average Total Compensation Amount	$ 1,147,017	$ 1,131,531	$ 1,287,725	$ 1,035,766	$ 826,553
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,201,293	976,754	1,419,787	1,165,212	745,122
Adjustment to Non-PEO NEO Compensation Footnote
4.
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Jackson in 2023 and 2024 and Mr. Clossin in 2023, 2022, 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Jackson in 2023 and 2024 and Mr. Clossin in 2023, 2022, 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Jackson in 2024) for 2024 to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for non-PEO(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Reported Change in the Actuarial Present Value of Pension Benefits(d)	Pension Benefit Adjustments(e)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$1,147,017	$(381,067)	$434,612	$(1,206)	$1,937	$1,201,293

(a)
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Jackson) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2024.
(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2024. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2024.
(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2024 determined using the same methodology described above in Note 2(c). For 2024, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Jackson) to arrive at “compensation actually paid” to each NEO (excluding Mr. Jackson) for 2024, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Jackson) for 2024. The amounts added or subtracted to determine the adjusted average amount for 2024 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards

2024	$423,485	$14,565	$-	$(6,908)	$(30,908)	$34,378	$434,612

(d)
The amounts included in this column are the average amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2024 for the NEOs as a group (excluding Mr. Jackson).
(e)
This column represents the average total pension benefit adjustments for 2024, which includes the aggregate of two components: (i) the average actuarially determined service cost for services rendered by the NEOs as a group (excluding Mr. Jackson) during 2024 (the “Service Cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2024 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for 2024 are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2024	$1,988	$(51)	$1,937

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following table compares (i) the amount of compensation actually paid to Mr. Clossin, in 2023, 2022, 2021 and 2020 and Mr. Jackson in 2024 and 2023, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Jackson in 2024 and 2023 and Mr. Clossin in 2023, 2022, 2021 and 2020), to (2) the Corporation’s cumulative TSR over the five years presented in the table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following table compares (i) the amount of compensation actually paid to Mr. Clossin, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Jackson in 2024 and 2023 and Mr. Clossin in 2023, 2022, 2021 and 2020), to (2) the Corporation’s net income (in thousands) over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Core EPS

The following table compares (i) the amount of compensation actually paid to Mr. Clossin, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Jackson in 2024 and 2023 and Mr. Clossin in 2023, 2022, 2021 and 2020), to (2) Core EPS over the five years presented in the table.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Corporation and Cumulative TSR of the Peer Group

The following table compares (i) the Corporation’s cumulative TSR over the four-year period presented in the table and the (ii) the cumulative TSR of the S&P Regional Banks Select Industry Index.

Tabular List, Table

Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Corporation’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Corporation uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Corporation to link executive compensation actually paid to the Corporation’s NEOs, as a matter of policy, to the Corporation’s performance are as follows:

•
Pre-Tax, Pre-Provision Earnings Per Share
•
Core Earnings Per Share
•
Non-Performing Assets Ratio
•
Net Charge Off Ratio

Total Shareholder Return Amount	$ 107.94	99.22	111.34	101.33	83.55
Peer Group Total Shareholder Return Amount	122.17	102.56	110.8	129.98	92.9
Net Income (Loss)	$ 151,510	$ 159,032	$ 192,113	$ 242,260	$ 122,044
Company Selected Measure Amount	2.34	2.56	3.04	3.62	1.88
Net Income Per Common Share Diluted | $ / shares	$ 2.26	$ 2.51	$ 3.02	$ 3.53
After Tax Restructuring And Merger Related Expenses Per Common Share Diluted | $ / shares	$ 0.08	$ 0.05	$ 0.02	$ 0.09
Tax	21.00%	21.00%	21.00%	21.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax, Pre-Provision Earnings Per Share
Non-GAAP Measure Description
8.
The corporation selected ratio is net income per common shareholders, excluding after-tax restructuring and merger-related expenses. This is a non-GAAP measure, and is disclosed in Form 10K for the year ended December 31, 2024.

Year	2024	2023	2022	2021
Net income per common share – diluted (“EPS”)	$2.26	$2.51	$3.02	$3.53
Add: After-tax restructuring and merger-related expenses per common share - diluted (9)	0.08	0.05	0.02	0.09
Core EPS	$2.34	$2.56	$3.04	$3.62

Measure:: 2
Pay vs Performance Disclosure
Name	Core Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge Off Ratio
Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,988
Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51)
Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,937
Jackson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,663,940	$ 2,263,819
PEO Actually Paid Compensation Amount	$ 2,849,416	$ 2,639,457
PEO Name	Mr. Jackson	Mr. Jackson
Clossin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,534,148	$ 3,033,062	$ 2,706,287	$ 2,162,733
PEO Actually Paid Compensation Amount		$ 2,054,422	$ 3,523,605	$ 3,061,694	$ 2,016,979
PEO Name		Mr. Clossin	Mr. Clossin	Mr. Clossin	Mr. Clossin
PEO | Jackson [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (873,086)
PEO | Jackson [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,058,562
PEO | Jackson [Member] | Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,119
PEO | Jackson [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,843
PEO | Jackson [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson [Member] | Equity Awards Adjustments Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,600
PEO | Jackson [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,067)
Non-PEO NEO | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,612
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,485
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,565
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,908)
Non-PEO NEO | Equity Awards Adjustments Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,908)
Non-PEO NEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,378
Non-PEO NEO | Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,206)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,937